Property, Plant and Equipment (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 37,240		$ 5,298